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                                                        LifePoints Funds Class C
                                                        LifePoints Funds Class D
                                                LifePoints Funds Classes E and S
                                             Institutional Funds Classes E and I
                                                     Institutional Funds Class Y
                                                           Russell Funds Class C
                                                   Russell Funds Classes E and S
                                          Tax-Managed Global Equity Fund Class C
                                          Tax-Managed Global Equity Fund Class S



                       FRANK RUSSELL INVESTMENT COMPANY
                       Supplement dated May 25, 2000 to
                        PROSPECTUSES DATED MAY 1, 2000


The following information supplements all Prospectuses of Frank Russell Investment Company set forth above, which are dated May 1, 2000.

Money Managers
--------------


     The International and International Securities Funds have added the following money managers:

     Driehaus Capital Management, Inc., 25 East Erie Street, Chicago, IL 60611-
      2703.

     Marvin & Palmer Associates, Inc., 1201 North Market Street, Suite 2300,
      Wilmington, DE 19801-1165.
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                       Frank Russell Investment Company

                         Supplement Dated May 25, 2000
         To the Statements of Additional Information Dated May 1, 2000

The following information supplements the Statements of Additional Information of Frank Russell Investment Company dated May 1, 2000.



                           MONEY MANAGER INFORMATION

The International and International Securities Funds have added the following money managers:

     Driehaus Capital Management, Inc. is controlled and wholly-owned by Richard
     H. Driehaus.

     Marvin & Palmer Associates, Inc. is controlled and majority owned by David
     F. Marvin and Stanley Palmer.